Loans and borrowings (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 01, 2022	Mar. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loans and borrowings
Balance at the beginning			$ 49	$ 4,028	$ 45
Additions	$ 1,500	$ 1,500			6,500
Repayments			(49)	(3,980)	(2,418)
Interest paid				(17)	(85)
Change from financing cashflows			$ (49)	(3,997)	3,997
Discount on low-interest loans from shareholders					(108)
Interest accrued				19	95
Foreign exchange loss / (gain)				(1)	(1)
Balance at the end				$ 49	$ 4,028